UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                          FORM 10-D

                      ASSET-BACKED ISSUER
    DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
              THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 28, 2011 to July 25, 2011

 Commission File Number of issuing entity: 333-159791-02

 Sequoia Mortgage Trust 2010-H1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor: 333-159791-01

 Sequoia Residential Funding, Inc.
 (Exact name of depositor as specified in its charter)

 RWT Holdings, Inc.
 (Exact name of sponsor(s) as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 38-3813659
 38-3813660
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                      21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                       Registered/reporting
                                       pursuant to (check one)

  Title of                             Section  Section   Section  Name of Exchange
  Class                                12(b)    12(g)     15(d)    (If Section 12(b))


  A-1                                  _____    _____     __X___   ____________
  A-IO                                 _____    _____     __X___   ____________
  B-1                                  _____    _____     __X___   ____________
  B-2                                  _____    _____     __X___   ____________
  B-3                                  _____    _____     __X___   ____________
  B-4                                  _____    _____     __X___   ____________
  R                                    _____    _____     __X___   ____________
  LT-R                                 _____    _____     __X___   ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____


 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 25, 2011, a distribution was made to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings

 On December 23, 2009, the Federal Home Loan Bank of Seattle
 (the "FHLB-Seattle") filed a claim in Superior Court for the State of Washington (case number 09-2-46348-4 SEA) against the depositor, Redwood Trust, Inc., Morgan Stanley & Co., and Morgan Stanley Capital I, Inc. (collectively, the "FHLB-Seattle Defendants"). The FHLB-Seattle alleges claims under the Securities Act of Washington (Section 21.20.005, et seq.) and seeks to rescind the purchase of a mortgage pass-through certificate (or, residential mortgage backed securities, "RMBS") issued as part of the Sequoia Mortgage Trust 2005-4 ("SEMT 2005-4") securitization transaction and purchased by the FHLB-Seattle. The FHLB-Seattle seeks to collect interest on the original purchase price at the statutory interest rate of 8% per annum from the date of original purchase (net of interest received), as well as attorneys' fees and costs. On January 22, 2010, the case was removed to the United States District Court for the Western District of Washington (case number 2:10-cv-00132-RSM). The FHLB-Seattle moved to remand the case to state court on March 11, 2010. On June 10, 2010, the FHLB-Seattle filed an amended complaint in the District Court. On September 1, 2010, the District Court remanded the case to Washington state court. Subsequently, on October 18, 2010, the FHLB-Seattle Defendants filed, in Washington State Superior Court, motions to dismiss the FHLB-Seattle's complaint. The depositor and Redwood Trust, Inc. additionally moved to dismiss the complaint for lack of personal jurisdiction. The FHLB-Seattle alleges that the FHLB-Seattle Defendants' offering materials for the SEMT 2005-4 RMBS contained materially untrue statements and omitted material facts about the SEMT 2005-4 RMBS and the mortgage loans that backed the SEMT 2005-4 RMBS. Among other things, the FHLB-Seattle alleges that the FHLB-Seattle Defendants made untrue statements or omissions regarding (1) the loan-to-value ratios of the mortgage loans that backed the SEMT 2005-4 RMBS and the appraisals of the properties that secured them, (2) the occupancy status of those properties, (3) the underwriting standards of the originators of the mortgage loans that backed the SEMT 2005-4 RMBS, and (4) the ratings assigned to the SEMT 2005-4 RMBS. On June 23, 2011, the Washington State Superior Court ruled on most aspects of the FHLB-Seattle Defendants' motions to dismiss. Though some grounds for dismissal remain pending, the Court has granted dismissal of the allegations relating to occupancy status and denied other grounds for dismissal. The SEMT 2005-4 RMBS that is the subject of the FHLB-Seattle's claim against the depositor and Redwood Trust, Inc. was issued with an original principal amount of approximately $133 million and, as of June 30, 2011, had a remaining outstanding principal balance of approximately $30 million. The depositor and Redwood Trust, Inc. believe that the claims against them in this matter are without merit and intend to defend the action vigorously. On July 19, 2011, the Court granted the depositor and Redwood Trust, Inc.'s motion to dismiss for lack of personal jurisdiction. The depositor and Redwood Trust, Inc. do not know whether FHLB-Seattle will appeal or otherwise contest the dismissal, or file a claim in another jurisdiction. The FHLB-Seattle's claims against the underwriters of this RMBS were not dismissed for lack of personal jurisdiction.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the July 25, 2011 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Sequoia Residential Funding, Inc.

 (Depositor)

 /s/ John Isbrandtsen
 John Isbrandtsen, Chairman of the Board and Chief
 Executive Officer
 Date: August 4, 2011


EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of the certificates issued by Sequoia Mortgage Trust 2010-H1, relating to the July 25, 2011 distribution.